Equity (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	2,055,182		2,107,413
Weighted Average remaining contractual Term (in years)	3 years 9 months 18 days
Weighted average exercise price	$ 9.86	$ 10.0
Options Exercisable	829,133
Weighted Average Exercise price of Options Exercisable	$ 8.31
0.88-1.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	0.88
Ranges of exercise price, maximum	$ 1.48
Options outstanding	25,703
Weighted Average remaining contractual Term (in years)	1 year 2 months 5 days
Weighted average exercise price	$ 1.08
Options Exercisable	25,703
Weighted Average Exercise price of Options Exercisable	$ 1.08
4.12-5.67 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	4.12
Ranges of exercise price, maximum	$ 5.67
Options outstanding	103,000
Weighted Average remaining contractual Term (in years)	9 months 29 days
Weighted average exercise price	$ 5.62
Options Exercisable	103,000
Weighted Average Exercise price of Options Exercisable	$ 5.62
6.32-6.91 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	6.32
Ranges of exercise price, maximum	$ 6.91
Options outstanding	45,750
Weighted Average remaining contractual Term (in years)	1 year 5 months 20 days
Weighted average exercise price	$ 6.67
Options Exercisable	38,250
Weighted Average Exercise price of Options Exercisable	$ 6.74
7.82 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price	$ 7.82
Options outstanding	300,000
Weighted Average remaining contractual Term (in years)	2 years 4 months 2 days
Weighted average exercise price	$ 7.82
Options Exercisable	300,000
Weighted Average Exercise price of Options Exercisable	$ 7.82
8.67-9.18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	8.67
Ranges of exercise price, maximum	$ 9.18
Options outstanding	95,000
Weighted Average remaining contractual Term (in years)	3 years 5 months 23 days
Weighted average exercise price	$ 9.1
Options Exercisable	40,000
Weighted Average Exercise price of Options Exercisable	$ 9.18
9.33-9.80 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	9.33
Ranges of exercise price, maximum	$ 9.80
Options outstanding	413,229
Weighted Average remaining contractual Term (in years)	4 years 3 months 29 days
Weighted average exercise price	$ 9.53
Options Exercisable	157,180
Weighted Average Exercise price of Options Exercisable	$ 9.44
10.18-10.81 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	10.18
Ranges of exercise price, maximum	$ 10.81
Options outstanding	217,500
Weighted Average remaining contractual Term (in years)	3 years 5 months 12 days
Weighted average exercise price	$ 10.46
Options Exercisable	112,500
Weighted Average Exercise price of Options Exercisable	$ 10.4
11.43-12.53 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	11.43
Ranges of exercise price, maximum	$ 12.53
Options outstanding	810,000
Weighted Average remaining contractual Term (in years)	4 years 9 months 11 days
Weighted average exercise price	$ 11.54
Options Exercisable	33,750
Weighted Average Exercise price of Options Exercisable	$ 12.27
12.62-13.5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum	12.62
Ranges of exercise price, maximum	$ 13.5
Options outstanding	45,000
Weighted Average remaining contractual Term (in years)	3 years 9 months 11 days
Weighted average exercise price	$ 12.91
Options Exercisable	18,750
Weighted Average Exercise price of Options Exercisable	$ 12.8